Revenue	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Revenue
Revenue

Note 2. Revenue

Disaggregation of Revenues

The Company disaggregates its revenue from contracts with customers by geographic region based on the shipping location of the customer, type of good or service and timing of transfer of goods or services to customers

(point-in-time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Total revenue based on the disaggregation criteria described above are as follows (dollar in thousands):

	Year Ended December 31,						Six Months Ended June 30,
	2017		2018		2019		2019		2020
		% of		% of		% of		% of		% of
	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
								(Unaudited)
Revenue by geography:
North America	$139,005	76%	$84,541	59%	$49,634	49%	$35,716	52%	$13,903	30%
Asia Pacific	26,562	15%	39,770	28%	28,791	28%	20,538	30%	25,774	57%
Europe, Middle East and Africa	16,523	9%	18,635	13%	22,973	23%	12,655	18%	5,740	13%
Total	$182,090	100%	$142,946	100%	$101,398	100%	$68,909	100%	$45,417	100%
Revenue by products and services:
Products	$179,928	99%	$132,933	93%	$81,424	80%	$51,536	75%	$27,849	61%
License and services	2,162	1%	10,013	7%	19,974	20%	17,373	25%	17,568	39%
Total	$182,090	100%	$142,946	100%	$101,398	100%	$68,909	100%	$45,417	100%
Revenue by timing of recognition:
Goods transferred at a point in time			$139,852	98%	$92,890	92%	$62,392	91%	$44,922	99%
Goods and services transferred over time			3,094	2%	8,508	8%	6,517	9%	495	1%
Total			$142,946	100%	$101,398	100%	$68,909	100%	$45,417	100%

In June 2020 (unaudited), the Company entered into a patent cross-license agreement related to its litigation settlement with a customer in Asia Pacific. Under the terms of the arrangement, the customer agreed to make a one-time license payment upon settlement, will make annual fixed royalty payments through 2022, and thereafter, will make product sales royalty payments through February 2030. During the three months ended June 30, 2020 (unaudited), the Company recognized license revenue of $16.6 million related to this agreement, representing 59% and 37%, respectively, of total revenue for the three and six months ended June 30, 2020. As of June 30, 2020 (unaudited), the Company recorded $3.1 million and $14.0 million, respectively, in current and long-term deferred revenue associated with the rights granted to receive future patents as they represent stand ready obligations. As of June 30, 2020 (unaudited), the Company also recorded $25.3 million of accounts receivable and $8.4 million of contract assets. The Company collected the outstanding receivable in July 2020 (unaudited).

Contract Assets and Contract Liabilities

Contract assets primarily relates to unbilled accounts receivable. Unbilled amounts arise when the timing of billing differs from the timing of revenue recognized, such as when revenue recognized on the guaranteed minimums at the inception of the contract when there is not yet a right to invoice in accordance with contract terms. Unbilled amounts are recorded as a contract asset when the revenue associated with the contract is recognized prior to billing and derecognized when billed in accordance with the terms of the contract.

Contract liabilities consist of deferred revenue, customer advanced payments and customer deposits. Deferred revenue includes billings in excess of revenue recognized related to product sales, licenses, extended warranty and other services revenue, and is recognized as revenue when the Company performs under the contract. The long-term portion of deferred revenue, mostly related to obligations under license arrangements and extended warranty, is classified as non-current contract liabilities and is included in other long-term liabilities in the Company’s consolidated balance sheets. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. Customer deposits represent consideration received from a customer which can be applied to future product or service purchases, or refunded.

Contract assets and contract liabilities consisted of the following as of December 31, 2018, December 31, 2019 and June 30, 2020 (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Contract assets, current
Unbilled accounts receivable	$38	$38	$2,813
Contract assets, long-term
Unbilled accounts receivable	—	(38)	5,626
Total contract assets	$38	$—	$8,439

Contract liabilities, current
Deferred revenue, current	$812	$926	$4,348
Customer advance payment	13,464	11,252	11,154
Customer deposit	6,083	6,083	—
Total	20,359	18,261	15,502
Contract liabilities, long-term
Deferred revenue, long-term	552	903	15,060
Total contract liabilities	$20,911	$19,164	$30,562

The following table shows the significant changes in contract assets and contract liabilities balances for 2018, 2019 and the six Months ended June 30, 2019 and 2020 (in thousands):

			Six Months Ended
	Year Ended December 31,		June 30,
	2018	2019	2019	2020
			(unaudited)
Contract assets:
Beginning balance	$—	$38	$38	$—
Transferred to receivables from contract assets recognized at the beginning of the period	—	(38)	(38)	—
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	38	—	—	8,439
Ending balance	$38	$—	$—	$8,439
Contract liabilities:
Beginning balance	$16,835	$20,911	$20,911	$19,164
Impact of ASC 606 adoption	(256)	—	—	—
Revenue recognized that was included in the contract liabilities beginning balance	(7,393)	(3,149)	(2,567)	(750)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	11,725	1,402	2,627	18,231
Customer deposits reclassified to refund liabilities	—	—	—	(6,083)
Ending balance	$20,911	$19,164	$20,971	$30,562

During the six months ended June 30, 2020, the Company reclassified customer deposit of $6.1 million to refund liabilities and the entire amount was refunded to a customer in May 2020.